RELATED PARTY TRANSACTIONS - Summary of Related Parties Income/ (Expense) Amounts Included Into Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues	$ 885,767	$ 1,113,456	$ 1,203,181
Administrative expenses	(18,679)	(20,375)	(18,149)
Interest on credit facilities	(103,664)	(56,248)	(39,909)
Technical supervision and other costs	1,400
Related Party
Related Party Transaction [Line Items]
Other operating income (expenses)	0	(413)	(2,008)
Ship operating expenses	(3,184)	(4,916)	(9,313)
Charter hire expenses	(31,484)	(37,328)	(60,885)
Administrative expenses	(2,611)	(2,636)	(1,487)
Interest on credit facilities	0	0	(3,395)
Income (loss) from related party transaction	(32,813)	(42,678)	(62,432)
Time charter and voyage charter revenues | Related Party
Related Party Transaction [Line Items]
Revenues	3,940	2,033	13,281
Other revenues
Related Party Transaction [Line Items]
Revenues	4,274	1,263	1,410
Other revenues | Related Party
Related Party Transaction [Line Items]
Revenues	$ 526	$ 582	$ 1,375